UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2111
                                   ------------


                       RIVERSOURCE LARGE CAP SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


         50606 Ameriprise Financial Center, Minneapolis, Minnesota    55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------

Date of reporting period:    4/30
                         --------------

                               PORTFOLIO HOLDINGS

                                      FOR

                      RIVERSOURCE DISCIPLINED EQUITY FUND

                               AT APRIL 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Disciplined Equity Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.6%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (2.0%)
Boeing                               195,743                $16,334,753
Goodrich                              49,304                  2,194,028
United Technologies                  351,550                 22,080,856
Total                                                        40,609,637

AIR FREIGHT & LOGISTICS (0.4%)
FedEx                                 62,287                  7,171,102
Ryder System                          36,600                  1,908,690
Total                                                         9,079,792

AUTO COMPONENTS (0.6%)
Cooper Tire & Rubber                 134,474                  1,707,820
Johnson Controls                     119,093                  9,712,034
Total                                                        11,419,854

AUTOMOBILES (0.9%)
Ford Motor                           949,756                  6,600,805
General Motors                       268,889(d)               6,152,180
Harley-Davidson                      107,706                  5,475,773
Total                                                        18,228,758

BEVERAGES (2.3%)
Coca-Cola                            830,405                 34,843,793
Coca-Cola Enterprises                 63,000                  1,230,390
Pepsi Bottling Group                  39,400                  1,264,740
PepsiCo                              175,615                 10,227,818
Total                                                        47,566,741

BIOTECHNOLOGY (1.5%)
Applera-Applied
  Biosystems Group                    78,690(g)               2,269,420
Biogen Idec                           75,948(b)               3,406,268
Gilead Sciences                      342,713(b)              19,705,997
MedImmune                            160,096(b)               5,038,221
Total                                                        30,419,906

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CAPITAL MARKETS (5.4%)
Bear Stearns Companies                21,940                 $3,126,669
Charles Schwab                       481,098                  8,611,654
E*TRADE Financial                    198,021(b)               4,926,762
Federated Investors Cl B              41,050                  1,440,855
Franklin Resources                   121,417                 11,306,351
Goldman Sachs Group                  113,222                 18,148,354
Janus Capital Group                   74,113                  1,442,239
Lehman Brothers Holdings             118,452                 17,904,020
Mellon Financial                     103,533                  3,895,947
Merrill Lynch & Co                   321,877                 24,546,340
Morgan Stanley                       185,655                 11,937,617
T Rowe Price Group                    26,086                  2,196,180
Total                                                       109,482,988

CHEMICALS (0.4%)
Dow Chemical                          80,450                  3,267,074
Eastman Chemical                      21,200                  1,152,220
PPG Inds                              17,500                  1,174,600
Sigma-Aldrich                         29,836                  2,047,048
Total                                                         7,640,942

COMMERCIAL BANKS (1.7%)
AmSouth Bancorporation                24,300                    703,242
Comerica                              80,681                  4,588,328
Fifth Third Bancorp                   10,200                    412,284
First Horizon Natl                    64,839                  2,750,470
Huntington Bancshares                 41,800                  1,009,470
KeyCorp                               80,436                  3,074,264
Natl City                            266,234                  9,824,036
PNC Financial Services
  Group                              118,696                  8,483,203
US Bancorp                           125,116                  3,933,647
Total                                                        34,778,944

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Apollo Group Cl A                     13,400(b)                 732,176
Cendant                              130,262                  2,270,467
Monster Worldwide                     58,405(b)               3,352,447
Total                                                         6,355,090

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMUNICATIONS EQUIPMENT (5.1%)
ADC Telecommunications               103,541(b)              $2,318,283
CBS Cl B                              78,443                  1,997,943
Corning                              737,862(b)              20,387,127
JDS Uniphase                         513,972(b)               1,793,762
Motorola                           1,492,034                 31,854,926
QUALCOMM                             784,808                 40,292,043
Tellabs                              315,628(b)               5,002,704
Total                                                       103,646,788

COMPUTERS & PERIPHERALS (3.9%)
Apple Computer                       355,754(b)              25,041,524
Hewlett-Packard                    1,234,552                 40,085,904
Lexmark Intl Cl A                     63,242(b)               3,079,885
Network Appliance                     53,078(b)               1,967,601
SanDisk                              110,954(b)               7,082,194
Sun Microsystems                     314,400(b)               1,572,000
Total                                                        78,829,108

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                 22,364                  2,077,839

CONSTRUCTION MATERIALS (0.2%)
Vulcan Materials                      38,523                  3,272,914

CONSUMER FINANCE (0.4%)
SLM                                  160,300                  8,476,664

CONTAINERS & PACKAGING (--%)
Pactiv                                34,800(b)                 847,032

DISTRIBUTORS (0.2%)
Genuine Parts                         81,078                  3,539,055

DIVERSIFIED FINANCIAL SERVICES (4.9%)
CIT Group                            120,412                  6,503,452
Citigroup                            977,792                 48,840,711
iShares MSCI EAFE
  Index Fund                         518,000                 35,249,900
Moody's                              141,024                  8,744,898
Total                                                        99,338,961

See accompanying notes to investments in securities.

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1 - RIVERSOURCE DISCIPLINED EQUITY FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                SHARES                   VALUE(a)

DIVERSIFIED TELECOMMUNICATION SERVICES (5.9%)
AT&T                               1,959,157                $51,349,504
BellSouth                            503,243                 16,999,549
Qwest Communications
  Intl                               372,093(b)               2,496,744
Verizon Communications             1,519,938                 50,203,552
Total                                                       121,049,349

ELECTRIC UTILITIES (1.2%)
Allegheny Energy                      34,005(b)               1,211,598
American Electric Power              112,566                  3,766,458
CenterPoint Energy                   210,603                  2,531,448
Edison Intl                           44,575                  1,801,276
FirstEnergy                           37,686                  1,911,057
PG&E                                 186,382                  7,425,459
PPL                                   56,605                  1,643,809
TECO Energy                           40,396                    645,528
Xcel Energy                          126,621                  2,385,540
Total                                                        23,322,173

ELECTRICAL EQUIPMENT (0.1%)
Rockwell Automation                   39,200                  2,840,432

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Agilent Technologies                  88,353(b)               3,394,522
Tektronix                             21,900                    773,508
Total                                                         4,168,030

ENERGY EQUIPMENT & SERVICES (4.0%)
Baker Hughes                         196,587                 15,890,127
BJ Services                          138,070                  5,253,564
Halliburton                          243,894                 19,060,316
Nabors Inds                           80,748(b,c)             3,014,323
Natl Oilwell Varco                    30,537(b)               2,106,137
Schlumberger                         429,826                 29,718,170
Transocean                            19,560(b)               1,585,729
Weatherford Intl                      86,280(b)               4,566,800
Total                                                        81,195,166

FOOD & STAPLES RETAILING (3.0%)
Albertson's                          230,833                  5,847,000
CVS                                  107,210                  3,186,281
Kroger                               421,369(b)               8,536,936
Safeway                              318,606                  8,006,569
Wal-Mart Stores                      717,641                 32,315,374
Whole Foods Market                    35,776                  2,195,931
Total                                                        60,088,091

FOOD PRODUCTS (0.6%)
Archer-Daniels-Midland                75,400                  2,740,036
Kellogg                               73,600                  3,408,416
Sara Lee                             248,873                  4,447,361
Tyson Foods Cl A                     138,600                  2,023,560
WM Wrigley Jr                          8,183                    385,174
Wm Wrigley Jr Cl B                         1                         35
Total                                                        13,004,582

GAS UTILITIES (0.1%)
Nicor                                 46,395                  1,837,706
Peoples Energy                        32,000                  1,162,560
Total                                                         3,000,266

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
Bausch & Lomb                         15,964                   $781,438
Becton Dickinson & Co                 44,419                  2,800,174
Biomet                                76,069                  2,828,245
Medtronic                            219,814                 11,017,078
Millipore                             35,959(b)               2,653,055
St. Jude Medical                     158,400(b)               6,253,632
Total                                                        26,333,622

HEALTH CARE PROVIDERS & SERVICES (2.2%)
AmerisourceBergen                    154,761                  6,677,937
Cardinal Health                       85,343                  5,747,851
CIGNA                                 77,367                  8,278,269
Express Scripts                      113,849(b)               8,896,162
Health Management
   Associates Cl A                    67,300                  1,393,783
McKesson                             136,831                  6,648,618
Tenet Healthcare                     261,345(b)               2,174,390
UnitedHealth Group                    44,700                  2,223,378
WellPoint                             22,778(b)               1,617,238
Total                                                        43,657,626

HOTELS, RESTAURANTS & LEISURE (0.5%)
Darden Restaurants                    50,646                  2,005,582
Intl Game Technology                  54,704                  2,074,923
Starbucks                             92,586(b)               3,450,679
Wendy's Intl                          53,279                  3,291,577
Total                                                        10,822,761

HOUSEHOLD DURABLES (1.4%)
Centex                                82,847                  4,606,293
DR Horton                            218,489                  6,559,040
KB HOME                               33,431                  2,058,347
Lennar Cl A                           65,725                  3,610,274
Pulte Homes                          188,605                  7,044,396
Stanley Works                         28,742                  1,501,770
Whirlpool                             43,126                  3,870,559
Total                                                        29,250,679

HOUSEHOLD PRODUCTS (0.5%)
Kimberly-Clark                       158,437                  9,273,318

INDUSTRIAL CONGLOMERATES (1.1%)
3M                                   250,275                 21,380,993

INSURANCE (4.0%)
AFLAC                                 70,475                  3,350,382
Allstate                              99,940                  5,645,611
Ambac Financial Group                 86,696                  7,140,283
Aon                                  206,377                  8,649,260
Chubb                                 34,748                  1,790,912
Cincinnati Financial                  28,900                  1,232,296
Genworth Financial Cl A               62,967                  2,090,504
Lincoln Natl                         144,830                  8,411,726
Loews                                 90,252                  9,580,249
Marsh & McLennan
  Companies                          194,762                  5,973,351
MBIA                                  75,996                  4,531,641
MetLife                              189,716                  9,884,203
St. Paul Travelers
  Companies                           85,636                  3,770,553
Torchmark                             47,851                  2,876,324
UnumProvident                        313,431                  6,365,784
Total                                                        81,293,079

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

IT SERVICES (0.9%)
Affiliated Computer
  Services Cl A                       19,858(b)              $1,107,282
Convergys                            120,400(b)               2,344,188
Electronic Data Systems              298,168                  8,074,390
Paychex                               98,702                  3,986,574
Sabre Holdings Cl A                   59,444                  1,372,562
Unisys                               153,647(b)                 958,757
Total                                                        17,843,753

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Brunswick                             50,000                  1,961,000
Eastman Kodak                        205,970                  5,552,951
Mattel                               128,671                  2,081,897
Total                                                         9,595,848

MACHINERY (1.4%)
Caterpillar                          151,212                 11,452,796
Cummins                               29,804                  3,114,518
Eaton                                 12,200                    935,130
Illinois Tool Works                   20,315                  2,086,351
Ingersoll-Rand Cl A                   62,037(c)               2,714,119
ITT Inds                              61,826                  3,476,476
Navistar Intl                         54,900(b)               1,448,262
PACCAR                                35,828                  2,577,108
Total                                                        27,804,760

MEDIA (0.4%)
Gannett                               47,744                  2,625,920
Interpublic Group of
  Companies                          108,200(b)               1,036,556
Knight Ridder                         29,832                  1,849,584
New York Times Cl A                   70,860                  1,756,619
Total                                                         7,268,679

METALS & MINING (2.1%)
Allegheny Technologies                34,300                  2,378,362
Freeport-McMoRan
  Copper & Gold Cl B                 117,484                  7,587,117
Newmont Mining                       126,036                  7,355,461
Nucor                                 73,292                  7,975,635
Phelps Dodge                         181,164                 15,614,525
United States Steel                   26,643                  1,825,046
Total                                                        42,736,146

MULTILINE RETAIL (0.3%)
Dollar General                       151,012                  2,636,669
Family Dollar Stores                  38,890                    972,250
Kohl's                                10,300(b)                 575,152
Nordstrom                             49,612                  1,901,628
Total                                                         6,085,699

MULTI-UTILITIES & UNREGULATED POWER (0.4%)
CMS Energy                           231,530(b)               3,083,980
Dynegy Cl A                          336,400(b)               1,671,908
Sempra Energy                         77,500                  3,566,550
Total                                                         8,322,438

OIL, GAS & CONSUMABLE FUELS (11.4%)
Amerada Hess                           5,921                    848,302
Anadarko Petroleum                    28,997                  3,039,466
Ashland                                8,000                    526,560
Chevron                              939,926                 57,354,284
ConocoPhillips                       602,607                 40,314,408

See accompanying notes to investments in securities.

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2 - RIVERSOURCE DISCIPLINED EQUITY FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                SHARES                   VALUE(a)

OIL, GAS & CONSUMABLE FUELS (cont.)
Devon Energy                         104,614                 $6,288,348
El Paso                               69,941                    902,938
EOG Resources                        100,452                  7,054,744
Exxon Mobil                        1,538,925                 97,075,388
Marathon Oil                         148,832                 11,811,308
Occidental Petroleum                  12,784                  1,313,428
Sunoco                                59,657                  4,834,603
Williams Companies                    51,638                  1,132,421
Total                                                       232,496,198

PAPER & FOREST PRODUCTS (0.1%)
Louisiana-Pacific                     40,700                  1,122,506

PERSONAL PRODUCTS (0.1%)
Alberto-Culver                        41,634                  1,872,281

PHARMACEUTICALS (8.9%)
Abbott Laboratories                  143,773                  6,144,858
Allergan                             105,317                 10,818,162
Bristol-Myers Squibb                 799,306                 20,286,386
Forest Laboratories                   41,862(b)               1,690,388
Johnson & Johnson                  1,169,402                 68,538,651
King Pharmaceuticals                 212,443(b)               3,694,384
Merck & Co                         1,358,120                 46,746,490
Mylan Laboratories                    23,300                    508,872
Pfizer                               832,537                 21,088,162
Schering-Plough                      118,547                  2,290,328
Total                                                       181,806,681

REAL ESTATE INVESTMENT TRUST (0.2%)
Equity Residential                    66,908                  3,002,162
Public Storage                        14,320                  1,100,922
Total                                                         4,103,084

ROAD & RAIL (1.3%)
Burlington Northern
  Santa Fe                           127,289                 10,123,294
CSX                                   26,675                  1,826,971
Norfolk Southern                     143,459                  7,746,786
Union Pacific                         63,589                  5,799,953
Total                                                        25,497,004

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Advanced Micro Devices               269,590(b)              $8,721,237
Broadcom Cl A                        300,509(b)              12,353,925
Intel                                428,480                  8,561,030
LSI Logic                            133,872(b)               1,425,737
Micron Technology                    272,288(b)               4,620,727
Natl Semiconductor                   125,766                  3,770,465
NVIDIA                                67,468(b)               1,971,415
Texas Instruments                    363,300                 12,610,143
Total                                                        54,034,679

SOFTWARE (3.1%)
Autodesk                              51,339(b)               2,158,292
BMC Software                         101,347(b)               2,183,014
Citrix Systems                       101,198(b)               4,039,824
Compuware                            330,834(b)               2,540,805
Microsoft                          1,182,172                 28,549,454
Novell                               267,064(b,d)             2,195,266
Oracle                             1,389,514(b)              20,273,009
Total                                                        61,939,664

SPECIALTY RETAIL (2.5%)
AutoNation                            46,675(b)               1,051,121
AutoZone                              19,100(b)               1,787,951
Bed Bath & Beyond                     42,853(b)               1,643,413
Best Buy                              88,223(f)               4,998,715
Circuit City Stores                  114,482                  3,291,358
Gap                                   46,100                    833,949
Home Depot                           740,611                 29,572,597
Office Depot                         109,398(b)               4,439,371
RadioShack                            76,600                  1,302,200
Tiffany & Co                          55,697                  1,943,268
Total                                                        50,863,943

TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Coach                                 79,115(b)               2,612,377
Jones Apparel Group                   45,056                  1,547,674
Liz Claiborne                         54,222                  2,117,369
Nike Cl B                             77,946                  6,379,101
VF                                    42,284                  2,587,358
Total                                                        15,243,879

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

THRIFTS & MORTGAGE FINANCE (4.4%)
Fannie Mae                           807,618                $40,865,470
Freddie Mac                          370,677                 22,633,537
Golden West Financial                 28,932                  2,079,343
MGIC Investment                       83,228                  5,884,220
Washington Mutual                    371,876                 16,756,733
Total                                                        88,219,303

TOBACCO (0.6%)
Altria Group                         140,615                 10,287,394
UST                                   42,237                  1,855,471
Total                                                        12,142,865

TRADING COMPANIES & DISTRIBUTORS (0.1%)
WW Grainger                           13,800                  1,061,496

TOTAL COMMON STOCKS
(Cost: $1,873,290,280)                                   $1,996,352,086

SHORT-TERM SECURITIES (1.7%)(E)

ISSUER                 EFFECTIVE           AMOUNT              VALUE(a)
                         YIELD           PAYABLE AT
                                          MATURITY

COMMERCIAL PAPER
Bryant Park Funding LLC
     05-15-06             4.87%         $8,700,000(h)        $8,680,034
Merrill Lynch & Co
     05-02-06             4.77          25,000,000           24,986,750

TOTAL SHORT-TERM SECURITIES
(Cost: $33,671,271)                                         $33,666,784

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,906,961,551)(i)                                $2,030,018,870


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2006.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2006, the value of foreign securities represented 0.3% of net assets.

(d)    At April 30, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.4% of net assets. 1.3% of net assets is the Fund's cash equivalent position.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts:

       TYPE OF SECURITY                                       CONTRACTS
       ----------------------------------------------------------------
       PURCHASE CONTRACTS
       S&P 500 Index, June 2006                                      62

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $8,680,034 or 0.4% of net assets.

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3 - RIVERSOURCE DISCIPLINED EQUITY FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

(i) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $1,906,962,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                             $166,794,000
       Unrealized depreciation                              (43,737,000)
       ----------------------------------------------------------------
       Net unrealized appreciation                         $123,057,000
       ----------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

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4 - RIVERSOURCE DISCIPLINED EQUITY FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006


                                                              S-6263-80 E (6/06)

                               PORTFOLIO HOLDINGS
                                      FOR
                            RIVERSOURCE GROWTH FUND
                               AT APRIL 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Growth Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.5%)
ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (1.7%)
Boeing                               204,804                $17,090,894
General Dynamics                     127,307                  8,353,885
Honeywell Intl                       346,590                 14,730,075
Lockheed Martin                      273,766                 20,778,840
Total                                                        60,953,694

AIRLINES (0.3%)
UAL                                  273,188(b,d)             9,837,500

BEVERAGES (1.9%)
Coca-Cola                            343,046                 14,394,210
PepsiCo                              920,571                 53,614,055
Total                                                        68,008,265

BIOTECHNOLOGY (3.0%)
Amgen                                849,098(b)              57,483,935
Biogen Idec                          386,391(b)              17,329,636
Genentech                            318,228(b,d)            25,365,954
Gilead Sciences                      144,464(b)               8,306,680
Total                                                       108,486,205

CAPITAL MARKETS (0.3%)
BlackRock Cl A                        67,033                 10,158,181

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Cendant                              420,963                  7,337,385

COMMUNICATIONS EQUIPMENT (10.2%)
Alcatel                            2,360,720(b,c)            34,036,391
Cisco Systems                      5,677,562(b)             118,944,923
Investcom LLC GDR                    852,957(b,c)            12,922,299
Juniper Networks                   4,044,165(b)              74,736,169
Lucent Technologies               30,388,519(b)              84,783,967
Motorola                           2,219,925                 47,395,399
Total                                                       372,819,148

COMPUTERS & PERIPHERALS (1.7%)
Dell                               1,184,175(b)              31,025,385
EMC                                1,104,811(b)              14,925,997
Hewlett-Packard                      478,283                 15,529,849
Total                                                        61,481,231

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CONSUMER FINANCE (0.6%)
American Express                      69,141                 $3,720,477
Capital One Financial                124,363                 10,774,811
SLM                                  123,466                  6,528,882
Total                                                        21,024,170

DIVERSIFIED TELECOMMUNICATION SERVICES (9.3%)
BellSouth                            591,049                 19,965,635
FastWeb                              215,367(b,c)            10,804,074
Philippine Long Distance
  Telephone ADR                      202,647(c)               8,055,218
Sprint Nextel                     11,878,787                294,593,918
Total                                                       333,418,845

ENERGY EQUIPMENT & SERVICES (0.2%)
Halliburton                           94,974                  7,422,218

FOOD & STAPLES RETAILING (1.3%)
Safeway                            1,456,252                 36,595,613
Wal-Mart Stores                      243,436(d)              10,961,923
Total                                                        47,557,536

FOOD PRODUCTS (1.3%)
Cadbury Schweppes                    923,360(c)               9,159,582
General Mills                        133,640                  6,593,798
Kellogg                              664,201                 30,759,148
Total                                                        46,512,528

HEALTH CARE EQUIPMENT & SUPPLIES (4.6%)
Baxter Intl                          259,338                  9,777,043
Boston Scientific                  4,946,654(b)             114,960,235
Medtronic                            360,341                 18,060,291
PerkinElmer                          621,006                 13,314,369
St. Jude Medical                     208,088(b)               8,215,314
Total                                                       164,327,252

HEALTH CARE PROVIDERS & SERVICES (4.9%)
AMERIGROUP                            85,252(b)               2,202,059
Cardinal Health                      651,865                 43,903,108
HCA                                1,159,405                 50,886,285
HealthSouth                          554,303(b)               2,535,936
Humana                                78,662(b)               3,553,949

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (CONT.)
McKesson                             122,988                 $5,975,987
UnitedHealth Group                 1,324,720                 65,891,573
Universal Health
  Services Cl B                       37,250                  1,891,928
Total                                                       176,840,825

HOTELS, RESTAURANTS & LEISURE (0.4%)
Kerzner Intl                         178,153(b,c)            13,920,875

HOUSEHOLD DURABLES (0.4%)
Harman Intl Inds                     175,009(d)              15,399,042

HOUSEHOLD PRODUCTS (3.2%)
Colgate-Palmolive                    128,130                  7,575,046
Procter & Gamble                   1,313,531                 76,460,639
Spectrum Brands                    1,953,861(b,d)            32,336,400
Total                                                       116,372,085

INDUSTRIAL CONGLOMERATES (1.3%)
General Electric                   1,363,255                 47,154,990

INSURANCE (2.5%)
ACE                                  357,581(c)              19,860,049
American Intl Group                  732,990                 47,827,597
Arch Capital Group                   162,803(b,c)             9,890,282
Aspen Insurance Holdings             494,868(c)              12,050,036
Total                                                        89,627,964

INTERNET & CATALOG RETAIL (0.2%)
eBay                                 207,288(b)               7,132,780

INTERNET SOFTWARE & SERVICES (0.6%)
Google Cl A                           48,294(b)              20,183,994

IT SERVICES (0.4%)
First Data                           282,569                 13,475,716

MACHINERY (0.1%)
Flowserve                             93,244(b)               5,363,395

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1 - RIVERSOURCE GROWTH FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                SHARES                   VALUE(a)

MEDIA (13.5%)
Cablevision Systems Cl A           1,139,788                $23,103,503
Comcast Cl A                       1,786,439(b)              55,290,287
EchoStar
  Communications Cl A                195,559(b)               6,042,773
Liberty Global Cl A                2,799,587(b)              57,979,447
Liberty Global Series C              847,954(b)              16,933,641
News Corp Cl A                     1,512,712                 25,958,138
NTL                                8,981,650                246,815,741
Time Warner                           86,432                  1,503,917
Viacom Cl B                          256,847(b)              10,230,216
Vivendi                            1,208,157(c,d)            44,103,666
WorldSpace Cl A                      416,050(b,d)             2,442,214
Total                                                       490,403,543

METALS & MINING (1.4%)
Coeur d'Alene Mines                3,260,550(b)              22,758,639
Glamis Gold                          133,968(b)               5,258,244
Newmont Mining                       353,501                 20,630,318
Ternium ADR                           38,000(b,c)             1,015,360
Total                                                        49,662,561

MULTILINE RETAIL (0.7%)
Federated Dept Stores                175,064                 13,628,732
Target                               194,396                 10,322,428
Total                                                        23,951,160

OIL, GAS & CONSUMABLE FUELS (3.3%)
Anadarko Petroleum                    67,341                  7,058,684
Chevron                              143,733                  8,770,588
ConocoPhillips                       138,038                  9,234,742
Devon Energy                          79,513                  4,779,526
Exxon Mobil                        1,233,540                 77,811,703
Kinder Morgan
  Management LLC                          --(b)                      14
Marathon Oil                         142,815                 11,333,798
Total                                                       118,989,055

PHARMACEUTICALS (9.0%)
AstraZeneca                          409,589(c)              22,630,630
Bristol-Myers Squibb               2,386,548                 60,570,588
Johnson & Johnson                    610,751                 35,796,116
Merck & Co                           463,376                 15,949,402
Novartis ADR                         260,988(c)              15,009,420
Pfizer                             4,811,736                121,881,273
Roche Holding                         80,048(c)              12,308,622
Schering-Plough                      736,490                 14,228,987
Teva Pharmaceutical
  Inds ADR                           610,280(c)              24,716,340
Total                                                       323,091,378

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Freescale
  Semiconductor Cl A               1,087,578(b)             $34,389,216
Freescale
  Semiconductor Cl B                 302,062(b)               9,566,304
Integrated
  Device Technology                1,312,101(b)              19,970,177
Intel                                792,743                 15,839,005
PMC-Sierra                           189,095(b)               2,350,451
Texas Instruments                    249,758                  8,669,100
Total                                                        90,784,253

SOFTWARE (2.8%)
Adobe Systems                        335,985                 13,170,612
Compuware                            833,799(b)               6,403,576
Microsoft                          2,623,106                 63,348,010
Oracle                               361,759(b)               5,278,064
Symantec                             669,326(b)              10,963,560
Total                                                        99,163,822

THRIFTS & MORTGAGE FINANCE (1.0%)
Countrywide Financial                330,677                 13,445,327
Fannie Mae                           256,835                 12,995,851
Freddie Mac                          143,145                  8,740,434
Total                                                        35,181,612

TOBACCO (1.9%)
Altria Group                         913,173                 66,807,737

WIRELESS TELECOMMUNICATION SERVICES (8.8%)
ALLTEL                             1,391,022                 89,540,085
Hutchison
  Telecommunications
  Intl ADR                           792,114(b,c)            21,307,867
Motient                              252,275(b,d)             4,364,358
NeuStar Cl A                         747,269(b)              26,229,142
Orascom
  Telecom Holding GDR              1,130,025(c,d)            60,682,343
Partner
  Communications ADR                 445,729(c)               3,730,752
Vodafone Group                    44,302,750(c)             104,617,942
Vodafone Group ADR                   334,314(c)               7,923,242
Total                                                       318,395,731

TOTAL COMMON STOCKS
(Cost: $3,286,718,306)                                   $3,441,246,676

OPTIONS PURCHASED (0.2%)

ISSUER            CONTRACTS         EXERCISE      EXPIRATION         VALUE(a)
                                      PRICE          DATE

CALLS
Juniper
  Networks           16,420              $20        May 2006         $287,350

PUTS
S&P 500
  Index              55,265              125      Sept. 2006        8,151,588

TOTAL OPTIONS PURCHASED
(Cost: $16,177,753)                                                $8,438,938

SHORT-TERM SECURITIES (7.9%)(E)

ISSUER               EFFECTIVE            AMOUNT                     VALUE(a)
                       YIELD            PAYABLE AT
                                         MATURITY

COMMERCIAL PAPER
Chesham Finance LLC
     05-01-06             4.79%        $30,000,000                $29,988,025
Cullinan Finance
     05-22-06             4.91          25,000,000                 24,918,500
     05-25-06             4.94          30,000,000                 29,889,300
Nieuw Amsterdam
     05-01-06             4.78          30,000,000(f)              29,988,050
Park Granada LLC
     05-01-06             4.77          30,000,000(f)              29,988,075
Rabobank USA Finance
     05-01-06             4.84          30,100,000                 30,087,860
Ranger Funding LLC
     06-05-06             4.97          50,000,000(f)              49,739,014
Scaldis Capital LLC
     05-15-06             4.85          20,000,000(f)              19,954,289
Societe Generale North America
     05-08-06             4.80          40,000,000                 39,946,778

TOTAL SHORT-TERM SECURITIES
(Cost: $284,538,262)                                             $284,499,891

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,587,434,321)(g)                                      $3,734,185,505

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2006, the value of foreign securities represented 12.5% of net assets.

(d)  At April 30, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.0% of net assets. 5.9% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $129,669,428 or 3.6% of net assets.

--------------------------------------------------------------------------------
2 - RIVERSOURCE GROWTH FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

(g) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $3,587,434,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 259,637,000

     Unrealized depreciation                                       (112,885,000)
     ---------------------------------------------------------------------------
     Net unrealized appreciation                                  $ 146,752,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS


(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.
--------------------------------------------------------------------------------
3 - RIVERSOURCE GROWTH FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006



                                                              S-6455-80 E (6/06)

                               PORTFOLIO HOLDINGS

                                       FOR

                        RIVERSOURCE LARGE CAP EQUITY FUND

                                AT APRIL 30, 2006


INVESTMENTS IN SECURITIES

RiverSource Large Cap Equity Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.9%)

ISSUER                                             SHARES               VALUE(a)

AEROSPACE & DEFENSE (3.2%)
Boeing                                            698,334            $58,275,972
DRS Technologies                                   28,281              1,570,444
Empresa Brasileira de
  Aeronautica ADR                                  25,129(c)             975,759
General Dynamics                                  257,428             16,892,425
Goodrich                                          536,126             23,857,607
Honeywell Intl                                  1,648,850             70,076,125
Lockheed Martin                                   705,663             53,559,822
Northrop Grumman                                  441,263             29,520,495
United Technologies                               465,762             29,254,511
Total                                                                283,983,160

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                        117,100              9,493,297

AIRLINES (0.1%)
UAL                                               265,645(b)           9,565,876

AUTO COMPONENTS (0.1%)
Cooper Tire & Rubber                               17,199                218,427
Goodyear Tire & Rubber                             46,476(b)             650,664
Johnson Controls                                   47,534              3,876,398
Total                                                                  4,745,489

AUTOMOBILES (0.2%)
Ford Motor                                        458,623              3,187,430
General Motors                                    315,220              7,212,233
Harley-Davidson                                    68,419              3,478,422
Total                                                                 13,878,085

BEVERAGES (1.4%)
Coca-Cola                                         650,053             27,276,224
PepsiCo                                         1,679,765             97,829,513
Total                                                                125,105,737

BIOTECHNOLOGY (1.6%)
Amgen                                           1,143,125(b)          77,389,562
Biogen Idec                                       637,203(b)          28,578,554
Genentech                                         300,197(b)          23,928,703

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES               VALUE(a)

BIOTECHNOLOGY (CONT.)
Gilead Sciences                                   229,897(b)         $13,219,078
MedImmune                                          76,117(b)           2,395,402
Total                                                                145,511,299

BUILDING PRODUCTS (0.2%)
American Standard
  Companies                                       110,990              4,831,395
Masco                                             374,033             11,931,652
Total                                                                 16,763,047

CAPITAL MARKETS (2.6%)
Bank of New York                                  809,278             28,446,122
BlackRock Cl A                                    133,220             20,188,159
Franklin Resources                                225,904             21,036,180
Investors Financial Services                      142,329              6,811,866
Legg Mason                                         14,701              1,741,774
Lehman Brothers Holdings                          331,042             50,036,999
Merrill Lynch & Co                                306,559             23,378,189
Morgan Stanley                                    814,127             52,348,367
Natl Financial Partners                           212,649             11,057,748
State Street                                      212,914             13,907,542
Total                                                                228,952,946

CHEMICALS (1.0%)
Air Products & Chemicals                           51,852              3,552,899
Dow Chemical                                      833,520             33,849,246
Eastman Chemical                                  132,048              7,176,809
Ecolab                                             44,331              1,675,712
EI du Pont de
  Nemours & Co                                    218,901              9,653,534
Engelhard                                          30,027              1,153,337
Hercules                                           30,253(b)             429,895
Intl Flavors & Fragrances                          20,792                734,581
Lyondell Chemical                                 284,545              6,857,535
Monsanto                                           67,781              5,652,935
PPG Inds                                           40,923              2,746,752
Praxair                                            78,151              4,386,616
Rohm & Haas                                        35,958              1,819,475

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES               VALUE(a)

CHEMICALS (CONT.)
RPM Intl                                          166,970             $3,072,248
Sigma-Aldrich                                      16,724              1,147,434
Tronox Cl B                                        17,665(b)             305,605
Total                                                                 84,214,613

COMMERCIAL BANKS (5.0%)
Bank of America                                 4,122,653            205,802,838
Commerce Bancorp                                  398,700             16,083,558
ICICI Bank ADR                                     44,220(c)           1,212,955
PNC Financial
  Services Group                                  555,951             39,733,818
US Bancorp                                        876,593             27,560,084
Wachovia                                          890,258             53,281,941
Wells Fargo & Co                                1,471,835            101,100,346
Total                                                                444,775,540

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                                  52,945(b)             749,701
Apollo Group Cl A                                  35,774(b)           1,954,691
Avery Dennison                                    102,222              6,388,875
Cendant                                         1,402,760             24,450,107
Cintas                                             35,380              1,485,252
Monster Worldwide                                  29,934(b)           1,718,212
Pitney Bowes                                       53,376              2,233,786
Robert Half Intl                                   41,905              1,771,324
RR Donnelley & Sons                                52,110              1,755,586
Waste Management                                  128,489              4,813,198
Total                                                                 47,320,732

COMMUNICATIONS EQUIPMENT (5.0%)
Alcatel                                         2,190,867(b,c)        31,587,484
CBS Cl B                                          463,970             11,817,316
Cisco Systems                                   7,061,848(b)         147,945,716
Corning                                           391,233(b)          10,809,768
Investcom LLC GDR                                 684,415(b,c)        10,368,887
Juniper Networks                                3,559,582(b)          65,781,075
Lucent Technologies                            31,816,336(b)          88,767,577
Motorola                                        3,388,069             72,335,273
Nokia ADR                                         142,824(c)           3,236,392
Total                                                                442,649,488


See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1 - RIVERSOURCE LARGE CAP EQUITY FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                             SHARES               VALUE(a)

COMPUTERS & PERIPHERALS (2.6%)
Apple Computer                                     74,299(b)          $5,229,907
Dell                                            2,197,960(b)          57,586,552
EMC                                             2,670,577(b)          36,079,495
Hewlett-Packard                                 2,113,904             68,638,463
Intl Business Machines                            812,269             66,882,229
Total                                                                234,416,646

CONSTRUCTION & ENGINEERING (--%)
Fluor                                              21,119              1,962,166

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                   24,327              2,066,822

CONSUMER FINANCE (1.3%)
American Express                                  811,096             43,645,076
Capital One Financial                             677,788             58,723,552
SLM                                               282,865             14,957,901
Total                                                                117,326,529

CONTAINERS & PACKAGING (0.2%)
Ball                                               26,744              1,069,225
Bemis                                              26,784                842,625
Pactiv                                             35,151(b)             855,575
Sealed Air                                         20,007              1,077,377
Temple-Inland                                     285,870             13,275,803
Total                                                                 17,120,605

DISTRIBUTORS (--%)
Genuine Parts                                      42,185              1,841,375

DIVERSIFIED FINANCIAL SERVICES (2.6%)
Citigroup                                       2,901,618            144,935,820
Consumer Discretionary
  Select Sector
  SPDR Fund                                       109,072              3,718,264
Industrial Select Sector
  SPDR Fund                                        58,566              2,022,284
iShares Dow Jones
  US Healthcare Sector
  Index Fund                                            1                     62
JPMorgan Chase & Co                             1,697,851             77,048,478
Materials Select Sector
  SPDR Trust                                      176,174              5,901,829
Total                                                                233,626,737

DIVERSIFIED TELECOMMUNICATION SERVICES (5.5%)
AT&T                                              706,127             18,507,589
BellSouth                                       1,644,923             55,565,499
Chunghwa Telecom ADR                              423,958(c)           8,733,535
Citizens Communications                           239,174              3,176,231
FastWeb                                           206,386(b,c)        10,353,534
Philippine Long Distance
  Telephone ADR                                   162,605(c)           6,463,549
Qwest
  Communications Intl                             920,862(b)           6,178,984
Sprint Nextel                                  13,260,774            328,867,195
Verizon Communications                          1,521,749             50,263,369
Total                                                                488,109,485

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES               VALUE(a)

ELECTRIC UTILITIES (1.4%)
Allegheny Energy                                   38,280(b)          $1,363,916
Ameren                                             48,712              2,453,623
American Electric Power                            94,033              3,146,344
CenterPoint Energy                                 77,062                926,285
Consolidated Edison                                58,568              2,525,452
DTE Energy                                         41,612              1,696,937
Edison Intl                                        78,025              3,152,990
Entergy                                           267,577             18,714,336
Exelon                                            570,678             30,816,613
FirstEnergy                                        79,655              4,039,305
FPL Group                                         177,816              7,041,514
PG&E                                               81,000              3,227,040
Pinnacle West Capital                              24,649                988,425
PPL                                               375,848             10,914,626
Progress Energy                                    60,503              2,589,528
Southern                                          614,564             19,807,399
TECO Energy                                        53,186                849,912
TXU                                               114,769              5,695,985
Xcel Energy                                       400,123              7,538,317
Total                                                                127,488,547

ELECTRICAL EQUIPMENT (0.2%)
American Power Conversion                          49,036              1,090,561
Cooper Inds Cl A                                   21,947              2,007,053
Emerson Electric                                   96,055              8,159,872
Rockwell Automation                                41,393              2,999,337
Total                                                                 14,256,823

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Agilent Technologies                               95,751(b)           3,678,753
Flextronics Intl                                  793,483(b,c)         9,013,967
Tektronix                                          19,391                684,890
Total                                                                 13,377,610

ENERGY EQUIPMENT & SERVICES (1.4%)
Baker Hughes                                       83,828              6,775,817
Cameron Intl                                      112,810(b)           5,667,574
Halliburton                                       516,390             40,355,878
Nabors Inds                                        78,378(b,c)         2,925,851
Noble                                              33,319              2,630,202
Rowan Companies                                    27,602              1,223,597
Schlumberger                                      372,206             25,734,323
TODCO Cl A                                         35,719              1,638,431
Transocean                                        136,303(b)          11,050,084
Weatherford Intl                                  433,546(b)          22,947,590
Total                                                                120,949,347

FOOD & STAPLES RETAILING (1.3%)
CVS                                               684,576             20,345,599
Safeway                                         2,093,935             52,620,587
Wal-Mart Stores                                   843,476             37,981,724
Total                                                                110,947,910

FOOD PRODUCTS (1.4%)
Cadbury Schweppes                               1,820,621(c)          18,060,267
Campbell Soup                                     408,928             13,142,946
General Mills                                     318,939(e)          15,736,450
Hershey                                            29,396              1,567,983
Kellogg                                         1,642,279             76,053,940
Total                                                                124,561,586

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES               VALUE(a)

GAS UTILITIES (0.2%)
KeySpan                                            41,870             $1,690,710
Nicor                                              11,055                437,889
NiSource                                           62,560              1,320,642
ONEOK                                             298,884              9,866,160
Peoples Energy                                      9,578                347,969
Total                                                                 13,663,370

HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Bausch & Lomb                                      33,850              1,656,958
Baxter Intl                                       943,093             35,554,606
Boston Scientific                               5,046,936(b)         117,290,803
Medtronic                                         612,760             30,711,531
PerkinElmer                                       793,932             17,021,902
St. Jude Medical                                  256,244(b)          10,116,513
Stryker                                           181,923              7,959,131
Total                                                                220,311,444

HEALTH CARE PROVIDERS & SERVICES (3.0%)
Aetna                                             200,245              7,709,433
AMERIGROUP                                        152,265(b)           3,933,005
Cardinal Health                                   918,408             61,854,779
CIGNA                                              71,553              7,656,171
Community Health
  Systems                                         167,093(b)           6,055,450
HCA                                             1,087,204             47,717,384
HealthSouth                                       815,618(b)           3,731,452
Humana                                            273,277(b)          12,346,655
IMS Health                                         40,512              1,101,116
Magellan Health Services                          179,809(b)           7,309,236
McKesson                                           98,686              4,795,153
Medco Health Solutions                            218,429(b)          11,626,976
UnitedHealth Group                              1,706,965             84,904,438
Universal Health
  Services Cl B                                   107,232              5,446,313
Total                                                                266,187,561

HOTELS, RESTAURANTS & LEISURE (0.5%)
Carnival Unit                                     105,414              4,935,483
Harrah's Entertainment                             61,807              5,045,923
Kerzner Intl                                      142,951(b,c)        11,170,191
Marriott Intl Cl A                                190,244             13,901,130
McDonald's                                        200,325              6,925,235
Orient-Express Hotels Cl A                         44,223(c)           1,813,143
Total                                                                 43,791,105

HOUSEHOLD DURABLES (0.3%)
Centex                                             31,885              1,772,806
DR Horton                                          68,610              2,059,672
Fortune Brands                                     35,295              2,834,189
Harman Intl Inds                                  156,915             13,806,951
KB HOME                                            21,005              1,293,278
Leggett & Platt                                    45,757              1,213,933
Pulte Homes                                        52,712              1,968,793
Snap-On                                            14,852                616,358
Stanley Works                                      17,648                922,108
Whirlpool                                          18,423              1,653,464
Total                                                                 28,141,552


See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
2 - RIVERSOURCE LARGE CAP EQUITY FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                             SHARES               VALUE(a)

HOUSEHOLD PRODUCTS (2.3%)
Colgate-Palmolive                                 562,869            $33,276,815
Procter & Gamble                                2,131,586            124,079,621
Spectrum Brands                                 2,587,081(b)          42,816,191
Total                                                                200,172,627

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
AES                                               153,261(b)         2,600,839

INDUSTRIAL CONGLOMERATES (2.5%)
General Electric                                5,936,993            205,360,588
Tyco Intl                                         780,646(c)          20,570,022
Total                                                                225,930,610

INSURANCE (4.1%)
ACE                                               940,357(c)          52,227,428
American Intl Group                             2,726,460            177,901,514
Aon                                               350,440             14,686,940
Arch Capital Group                                246,156(b,c)        14,953,977
Aspen Insurance
  Holdings                                      1,129,353(c)          27,499,746
Chubb                                             535,380             27,593,485
Endurance Specialty
  Holdings                                        136,952(c)           4,240,034
Hartford Financial
  Services Group                                  268,958             24,725,309
Max Re Capital                                    475,009(c)          11,637,721
Prudential Financial                               79,436              6,206,335
XL Capital Cl A                                   87,957(c)            5,795,487
Total                                                                367,467,976

INTERNET & CATALOG RETAIL (0.2%)
Amazon.com                                         84,189(b)           2,964,295
eBay                                              455,599(b)          15,677,161
Total                                                                 18,641,456

INTERNET SOFTWARE & SERVICES (0.3%)
Google Cl A                                        38,671(b)          16,162,158
Yahoo!                                            316,777(b)          10,383,950
Total                                                                 26,546,108

IT SERVICES (0.8%)
Affiliated Computer
  Services Cl A                                   314,979(b)          17,563,229
Automatic Data Processing                         371,601             16,380,172
Computer Sciences                                  95,060(b)           5,565,763
First Data                                        614,279             29,294,966
Fiserv                                             17,227(b)             776,593
Ness Technologies                                  90,605(b,c)         1,100,851
Patni Computer
  Systems ADR                                     118,077(b,c)         1,971,886
Paychex                                            42,191              1,704,094
Satyam Computer
  Services ADR                                     26,017(c)             936,092
Total                                                                 75,293,646

LEISURE EQUIPMENT & PRODUCTS (--%)
Mattel                                            156,276              2,528,546

MACHINERY (1.0%)
Caterpillar                                       359,545             27,231,938
Danaher                                            57,886              3,711,071
Deere & Co                                        157,260             13,804,283
Dover                                              50,604              2,517,549


COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES               VALUE(a)

MACHINERY (CONT.)
Eaton                                              35,495             $2,720,692
Flowserve                                          74,878(b)           4,306,983
Illinois Tool Works                               114,864             11,796,533
Ingersoll-Rand Cl A                               227,335(c)           9,945,906
ITT Inds                                           80,052              4,501,324
Navistar Intl                                      16,236(b)             428,306
Pall                                               30,783                929,031
Parker Hannifin                                    28,787              2,333,186
Total                                                                 84,226,802

MEDIA (8.0%)
Cablevision Systems Cl A                        1,112,859             22,557,652
Clear Channel
  Communications                                  211,734              6,040,771
Comcast Cl A                                    2,183,723(b)          67,586,227
Comcast Special Cl A                              688,186(b)          21,216,774
EchoStar
  Communications Cl A                             308,566(b)           9,534,689
EW Scripps Cl A                                    26,050              1,200,384
Liberty Global Cl A                             2,459,399(b)          50,934,153
Liberty Global Series C                           896,634(b)          17,905,781
Liberty Media Cl A                              1,942,400(b)          16,219,040
News Corp Cl A                                  4,786,629             82,138,555
NTL                                             8,607,280            236,528,055
Time Warner                                     2,296,882             39,965,747
Viacom Cl B                                     1,057,778(b)          42,131,298
Vivendi Universal                               1,969,379(c)          71,892,009
Walt Disney                                       649,347(e)          18,155,742
WorldSpace Cl A                                   333,840(b)           1,959,641
Total                                                                705,966,518

METALS & MINING (0.9%)
Alcan                                             228,236(c)          11,927,613
Alcoa                                             322,726             10,901,684
Allegheny Technologies                             22,083              1,531,235
Coeur d'Alene Mines                             2,610,877(b)          18,223,922
Freeport-McMoRan
  Copper & Gold Cl B                               48,238              3,115,210
Glamis Gold                                       107,496(b,c)         4,219,218
Newmont Mining                                    399,866             23,336,181
Nucor                                              37,826              4,116,225
Ternium ADR                                        82,771(b,c)         2,211,641
Total                                                                 79,582,929

MULTILINE RETAIL (1.2%)
Dollar General                                     76,063              1,328,060
Federated Dept Stores                             427,423             33,274,881
JC Penney                                         193,040             12,636,398
Kohl's                                            296,742(b)          16,570,073
Target                                            867,049             46,040,302
Total                                                                109,849,714

MULTI-UTILITIES & UNREGULATED POWER (0.5%)
CMS Energy                                         52,314(b)             696,822
Constellation Energy Group                         40,929              2,247,821
Dominion Resources                                351,944             26,350,047
Duke Energy                                       293,459              8,545,526
Dynegy Cl A                                        74,703(b)             371,274
Public Service
  Enterprise Group                                 60,417              3,788,146
Sempra Energy                                      61,650              2,837,133
Total                                                                 44,836,769

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES               VALUE(a)

OIL, GAS & CONSUMABLE FUELS (7.4%)
Amerada Hess                                       66,214             $9,486,480
Anadarko Petroleum                                302,519             31,710,042
Apache                                            145,043             10,305,305
Ashland                                            18,200              1,197,924
BP ADR                                            390,092(c)          28,757,582
Chevron                                         1,510,739             92,185,294
ConocoPhillips                                  1,482,106             99,152,891
Devon Energy                                      320,245             19,249,927
El Paso                                           159,062              2,053,490
Exxon Mobil                                     4,672,994            294,772,462
Hugoton Royalty Trust                               5,637                155,865
Kerr-McGee                                         83,684              8,356,684
Kinder Morgan                                      25,528              2,246,975
Marathon Oil                                      207,183             16,442,043
Murphy Oil                                         43,442              2,179,920
Newfield Exploration                              169,794(b)           7,572,812
Occidental Petroleum                              105,867             10,876,776
Royal Dutch Shell ADR                             133,127(c)           9,069,943
Williams Companies                                141,522              3,103,577
XTO Energy                                         91,048              3,855,883
Total                                                                652,731,875

PAPER & FOREST PRODUCTS (0.4%)
Bowater                                           176,349              4,809,037
Intl Paper                                        391,660             14,236,841
Louisiana-Pacific                                  27,680                763,414
MeadWestvaco                                       46,060              1,313,171
Weyerhaeuser                                      245,915             17,329,630
Total                                                                 38,452,093

PHARMACEUTICALS (6.4%)
AstraZeneca                                       445,112(c)          24,593,348
Bristol-Myers Squibb                              3,669,892           93,141,859
Eli Lilly & Co                                    258,935             13,702,840
GlaxoSmithKline ADR                               147,611(c)           8,396,114
Johnson & Johnson                                 537,743             31,517,117
Merck & Co                                      1,266,604             43,596,510
Novartis ADR                                      542,818(c)          31,217,463
Pfizer                                          8,921,170            225,973,236
Roche Holding                                     103,177(c)          15,865,065
Schering-Plough                                   2,168,685           41,898,994
Teva Pharmaceutical
  Inds ADR                                        623,551(c)          25,253,816
Watson Pharmaceuticals1                            47,579(b)           4,197,147
Wyeth                                              96,173              4,680,740
Total                                                                564,034,249

REAL ESTATE INVESTMENT TRUST (0.4%)
Apartment Investment &
  Management Cl A                                 125,391              5,603,724
Archstone-Smith Trust                              52,533              2,567,813
Equity Office
  Properties Trust                                273,688              8,840,122
Equity Residential                                 69,025              3,097,152
HomeBanc                                          821,287              6,759,192
Plum Creek Timber                                  45,127              1,638,110
ProLogis                                           59,905              3,008,429
Public Storage                                     19,595              1,506,464
Vornado Realty Trust                               28,896              2,763,613
Total                                                                 35,784,619


See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
3 - RIVERSOURCE LARGE CAP EQUITY FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                             SHARES               VALUE(a)

ROAD & RAIL (0.1%)
CSX                                                64,994             $4,451,439
Norfolk Southern                                  139,603              7,538,562
Total                                                                 11,990,001

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Analog Devices                                    197,184              7,477,217
Applied Materials                                 490,597              8,806,216
ASML Holding                                      264,474(b,c)         5,593,625
Atmel                                              91,307(b)             478,449
Broadcom Cl A                                      98,654(b)           4,055,666
Credence Systems                                  200,948(b)           1,424,721
Cypress Semiconductor                             464,684(b)           7,973,977
Freescale
  Semiconductor Cl A                            1,365,338(b)          43,171,989
Freescale
  Semiconductor Cl B                              584,127(b)          18,499,302
Infineon Technologies ADR                         297,424(b,c)         3,634,521
Integrated Device
  Technology                                    1,970,031(b)          29,983,872
Intel                                           2,140,998             42,777,140
Maxim Integrated
  Products                                         82,077              2,894,035
PMC-Sierra                                        151,730(b)           1,886,004
Texas Instruments                                 807,738             28,036,586
Total                                                                206,693,320

SOFTWARE (2.6%)
Activision                                        204,360(b)           2,899,868
Adobe Systems                                     788,447             30,907,123
BEA Systems                                       186,500(b)           2,471,125
Cadence Design Systems                            724,666(b)          13,717,927
Compuware                                       1,406,162(b)          10,799,324
Mercury Interactive                               151,916(b)           5,468,976
Microsoft                                       4,779,021            115,413,358
Oracle                                          1,405,804(b)          20,510,680
SAP ADR                                            90,878(c)           4,964,665
Symantec                                          989,010(b)          16,199,984
TIBCO Software                                    962,194(b)           8,294,112
Total                                                                231,647,142

SPECIALTY RETAIL (0.9%)
Abercrombie & Fitch Cl A                           55,353              3,361,588
AutoNation                                         45,193(b)           1,017,746
AutoZone                                           13,614(b)           1,274,407
Best Buy                                          158,130              8,959,646
Home Depot                                        681,596             27,216,128
Lowe's Companies                                  195,113             12,301,875
Office Depot                                       74,636(b)           3,028,729
OfficeMax                                          18,079                699,657
RadioShack                                         34,734                590,478
Sherwin-Williams                                   28,380              1,445,677
Staples                                           176,832              4,670,133
TJX Companies                                     118,018              2,847,774
Urban Outfitters                                  380,480(b)           8,827,136
Total                                                                 76,240,974

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES               VALUE(a)

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Coach                                              64,078(b)          $2,115,856
Jones Apparel Group                                28,480                978,288
Liz Claiborne                                      26,729              1,043,767
Nike Cl B                                          45,166              3,696,386
VF                                                 21,085              1,290,191
Total                                                                  9,124,488

THRIFTS & MORTGAGE FINANCE (2.4%)
Countrywide Financial                           1,999,605             81,303,940
Fannie Mae                                      1,561,250             78,999,250
Freddie Mac                                       812,089             49,586,154
Washington Mutual                                 144,291              6,501,752
Total                                                                216,391,096

TOBACCO (1.9%)
Altria Group                                    2,256,934            165,117,291

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                        18,108              1,392,867

WIRELESS TELECOMMUNICATION SERVICES (3.5%)
ALLTEL                                          1,671,049            107,565,424
Hutchison
  Telecommunications  Intl ADR                    634,283(b,c)        17,062,213
Motient                                           202,009(b)           3,494,756
NeuStar Cl A                                      599,305(b)          21,035,606
Orascom Telecom
  Holding GDR                                     944,213(c)          50,704,238
Partner
  Communications ADR                              357,933(c)           2,995,899
Vodafone Group                                 36,857,451(c)          87,036,373
Vodafone Group ADR                                748,990(c)          17,751,063
Total                                                                307,645,572

TOTAL COMMON STOCKS
(Cost: $7,913,464,111)                                            $8,497,996,656

Short-Term Securities (3.8%)

ISSUER       EFFECTIVE                      AMOUNT                      VALUE(a)
               YIELD                      PAYABLE AT
                                           MATURITY

COMMERCIAL PAPER
Alpine Securitization
   05-01-06   4.83%                     $70,500,000(d)               $70,471,623
BNP Paribas Finance
   05-01-06   4.85                       45,100,000                   45,081,772
Park Granada LLC
   05-01-06   4.87                       49,800,000(d)                49,779,790
Rabobank USA Finance
   05-01-06   4.81                       35,000,000                   34,985,971
Societe Generale North America
   05-03-06   4.79                       50,000,000                   49,966,737
   05-15-06   4.86                       35,000,000                   34,919,922
Thames Asset Global Securitization #1
   05-01-06   4.79                       50,000,000(d)                49,980,042

TOTAL SHORT-TERM SECURITIES
(Cost: $335,230,821)                                                $335,185,857

TOTAL INVESTMENTS IN SECURITIES
(Cost: $8,248,694,932)(f)                                         $8,833,182,513


See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
4 - RIVERSOURCE LARGE CAP EQUITY FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2006.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2006, the value of foreign securities represented 7.8% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $170,231,455 or 1.9% of net assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts.

       TYPE OF SECURITY                                                CONTRACTS
       -------------------------------------------------------------------------
       PURCHASE CONTRACTS
       S&P 500 Index, June 2006                                              420

(f) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $8,248,695,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                    $ 729,157,000
       Unrealized depreciation                                     (144,669,000)
       -------------------------------------------------------------------------
       Net unrealized appreciation                                $ 584,488,000
       -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.
--------------------------------------------------------------------------------
5 - RIVERSOURCE LARGE CAP EQUITY FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006





                                                              S-6244-80 E (6/06)

                               PORTFOLIO HOLDINGS

                                       FOR

                        RIVERSOURCE LARGE CAP VALUE FUND

                                AT APRIL 30, 2006


INVESTMENTS IN SECURITIES

RiverSource Large Cap Value Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.3%)

ISSUER                                  SHARES                   VALUE(a)

AEROSPACE & DEFENSE (4.2%)
Boeing                                   5,798                   $483,843
DRS Technologies                         1,108                     61,527
General Dynamics                         6,213                    407,697
Goodrich                                10,385                    462,133
Honeywell Intl                          24,779                  1,053,108
Lockheed Martin                         11,453                    869,283
Northrop Grumman                        17,690                  1,183,460
United Technologies                      6,035                    379,058
Total                                                           4,900,109

AUTOMOBILES (0.1%)
General Motors                           6,761                    154,692

BEVERAGES (1.0%)
Coca-Cola                                7,173                    300,979
PepsiCo                                 13,963                    813,205
Total                                                           1,114,184

BIOTECHNOLOGY (0.2%)
Amgen                                    1,568(b)                 106,154
Biogen Idec                              3,538(b)                 158,679
Total                                                             264,833

BUILDING PRODUCTS (0.4%)
American Standard
 Companies                               2,769                    120,535
Masco                                   10,943                    349,081
Total                                                             469,616

CAPITAL MARKETS (4.7%)
Bank of New York                        26,221                    921,668
Franklin Resources                       2,907                    270,700
Investors Financial Services             5,022                    240,353
Legg Mason                                 576                     68,244
Lehman Brothers Holdings                 8,020                  1,212,224
Merrill Lynch & Co                      12,290                    937,235
Morgan Stanley                          18,752                  1,205,754
State Street                             8,507                    555,677
Total                                                           5,411,855

COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES                   VALUE(a)

CHEMICALS (1.4%)
Dow Chemical                            23,882                   $969,848
Eastman Chemical                         4,493                    244,195
Lyondell Chemical                       11,370                    274,017
RPM Intl                                 6,672                    122,765
Tronox Cl B                                251(b)                   4,342
Total                                                           1,615,167

COMMERCIAL BANKS (9.3%)
Bank of America                         99,586                  4,971,333
Commerce Bancorp                         6,143                    247,809
PNC Financial
 Services Group                         12,059                    861,857
US Bancorp                              35,143                  1,104,896
Wachovia                                21,217                  1,269,837
Wells Fargo & Co                        34,239                  2,351,877
Total                                                          10,807,609

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Avery Dennison                           3,035                    189,688
Cendant                                 25,602                    446,242
Total                                                             635,930

COMMUNICATIONS EQUIPMENT (2.0%)
Alcatel                                  2,039(b,c)                29,398
CBS Cl B                                18,539                    472,188
Cisco Systems                           41,273(b)                 864,669
Corning                                  2,577(b)                  71,203
Lucent Technologies                     93,004(b)                 259,481
Motorola                                20,751                    443,034
Nokia ADR                                5,738(c)                 130,023
Total                                                           2,269,996

COMPUTERS & PERIPHERALS (2.7%)
Dell                                    27,340(b)                 716,308
EMC                                     21,441(b)                 289,668
Hewlett-Packard                         31,954                  1,037,546
Intl Business Machines                  13,005                  1,070,832
Total                                                           3,114,354

COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES                   VALUE(a)

CONSUMER FINANCE (1.2%)
American Express                         7,934                   $426,929
Capital One Financial                   11,448                    991,854
Total                                                           1,418,783

CONTAINERS & PACKAGING (0.4%)
Temple-Inland                           10,346                    480,468

DIVERSIFIED FINANCIAL SERVICES (5.2%)
Citigroup                               78,765                  3,934,312
JPMorgan Chase & Co                     45,561                  2,067,558
Total                                                           6,001,870

DIVERSIFIED TELECOMMUNICATION SERVICES (5.7%)
AT&T                                    28,309                    741,979
BellSouth                               46,972                  1,586,714
Chunghwa Telecom ADR                    16,940(c)                 348,964
Citizens Communications                  9,557                    126,917
Qwest Communications Intl               36,795(b)                 246,894
Sprint Nextel                           62,068                  1,539,286
Verizon Communications                  60,011                  1,982,164
Total                                                           6,572,918

ELECTRIC UTILITIES (2.4%)
Entergy                                  8,755                    612,325
Exelon                                  16,396                    885,384
FPL Group                                3,465                    137,214
PPL                                     11,299                    328,123
Southern                                17,456                    562,607
Xcel Energy                             12,081                    227,606
Total                                                           2,753,259

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Flextronics Intl                        21,198(b,c)               240,809


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 - RIVERSOURCE LARGE CAP VALUE FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                  SHARES                   VALUE(a)

ENERGY EQUIPMENT & SERVICES (2.1%)
Cameron Intl                             4,469(b)                $224,523
Halliburton                             11,086                    866,370
Schlumberger                             4,091                    282,852
TODCO Cl A                               1,399                     64,172
Transocean                               3,882(b)                 314,714
Weatherford Intl                        12,248(b)                 648,287
Total                                                           2,400,918

FOOD & STAPLES RETAILING (1.3%)
CVS                                      7,829                    232,678
Safeway                                 22,744                    571,557
Wal-Mart Stores                         15,038                    677,161
Total                                                           1,481,396

FOOD PRODUCTS (1.2%)
Cadbury Schweppes                       11,737(c)                 116,429
Campbell Soup                            5,919                    190,237
General Mills                            8,468                    417,811
Hershey                                  1,178                     62,835
Kellogg                                 12,997                    601,891
Total                                                           1,389,203

GAS UTILITIES (0.3%)
ONEOK                                   11,943                    394,238

HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Bausch & Lomb                            1,350                     66,083
Baxter Intl                             15,799                    595,623
Boston Scientific                       17,426(b)                 404,980
PerkinElmer                              2,567                     55,036
Total                                                           1,121,722

HEALTH CARE PROVIDERS & SERVICES (1.4%)
Aetna                                    4,530                    174,405
Cardinal Health                          7,940                    534,760
CIGNA                                      964                    103,148
Community Health Systems                 4,301(b)                 155,868
HCA                                      6,069                    266,368
Humana                                   4,928(b)                 222,647
Magellan Health Services                 2,019(b)                  82,072
UnitedHealth Group                       1,205                     59,937
Total                                                           1,599,205

HOTELS, RESTAURANTS & LEISURE (0.4%)
Marriott Intl Cl A                       3,145                    229,805
McDonald's                               8,038                    277,874
Total                                                             507,679

HOUSEHOLD PRODUCTS (1.3%)
Colgate-Palmolive                        6,878                    406,627
Procter & Gamble                         9,699                    564,579
Spectrum Brands                         33,946(b)                 561,806
Total                                                           1,533,012

INDUSTRIAL CONGLOMERATES (2.4%)
General Electric                        62,294                  2,154,750
Tyco Intl                               23,258(c)                 612,848
Total                                                           2,767,598

COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES                   VALUE(a)

INSURANCE (6.0%)
ACE                                     17,019(c)                $945,234
American Intl Group                     48,822                  3,185,635
Aon                                      9,661                    404,893
Aspen Insurance Holdings                 9,560(c)                 232,786
Chubb                                   14,175                    730,580
Endurance Specialty Holdings             5,472(c)                 169,413
Hartford Financial
 Services Group                          7,469                    686,625
Max Re Capital                           4,466(c)                 109,417
Prudential Financial                     3,174                    247,985
XL Capital Cl A                          3,529(c)                 232,526
Total                                                           6,945,094

IT SERVICES (1.1%)
Affiliated Computer
 Services Cl A                           9,634(b)                 537,192
Automatic Data Processing                6,216                    274,001
Computer Sciences                        1,983(b)                 116,105
First Data                               6,429                    306,599
Patni Computer Systems ADR               1,303(b,c)                21,760
Total                                                           1,255,657

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel                                   6,244                    101,028

MACHINERY (1.4%)
Caterpillar                              7,754                    587,287
Deere & Co                               3,953                    346,994
Illinois Tool Works                      2,577                    264,658
Ingersoll-Rand Cl A                      5,830(c)                 255,063
ITT Inds                                 3,199                    179,880
Total                                                           1,633,882

MEDIA (6.5%)
Cablevision Systems Cl A                 2,185                     44,290
Clear Channel
 Communications                          3,749                    106,959
Comcast Cl A                            18,425(b)                 570,254
Comcast Special Cl A                    25,826(b)                 796,216
EchoStar
 Communications Cl A                     3,578(b)                 110,560
EW Scripps Cl A                            500                     23,040
Liberty Global Cl A                      8,696(b)                 180,094
Liberty Global Series C                  8,696(b)                 173,659
Liberty Media Cl A                      77,597(b)                 647,935
News Corp Cl A                          49,051                    841,715
NTL                                     52,508                  1,442,920
Time Warner                             50,341                    875,933
Viacom Cl B                             18,661(b)                 743,268
Vivendi                                 12,453(c)                 454,596
Walt Disney                             16,942                    473,698
Total                                                           7,485,137

METALS & MINING (0.6%)
Alcan                                    9,120(c)                 476,611
Alcoa                                    4,546                    153,564
Ternium ADR                              2,108(b,c)                56,326
Total                                                             686,501

COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES                   VALUE(a)

MULTILINE RETAIL (1.2%)
Federated Dept Stores                    5,553                   $432,301
JC Penney                                3,317                    217,131
Kohl's                                   2,544(b)                 142,057
Target                                  10,935                    580,648
Total                                                           1,372,137

MULTI-UTILITIES & UNREGULATED POWER (0.7%)
Dominion Resources                      10,775                    806,724

OIL, GAS & CONSUMABLE FUELS (11.1%)
Anadarko Petroleum                       8,715                    913,506
BP ADR                                  10,490(c)                 773,323
Chevron                                 33,972                  2,072,971
ConocoPhillips                          37,922                  2,536,982
Devon Energy                             7,547                    453,650
Exxon Mobil                             80,904                  5,103,425
Hess                                     1,859                    266,339
Kerr-McGee                               1,097                    109,546
Newfield Exploration                     6,785(b)                 302,611
Royal Dutch Shell ADR                    5,319(c)                 362,383
Total                                                          12,894,736

PAPER & FOREST PRODUCTS (1.0%)
Bowater                                  7,046                    192,144
Intl Paper                              10,870                    395,125
Weyerhaeuser                             7,602                    535,713
Total                                                           1,122,982

PHARMACEUTICALS (5.1%)
Bristol-Myers Squibb                    34,321                    871,067
GlaxoSmithKline ADR                      5,898(c)                 335,478
Merck & Co                              16,997                    585,037
Novartis ADR                             6,665(c)                 383,304
Pfizer                                 116,499                  2,950,919
Schering-Plough                         29,011                    560,493
Watson Pharmaceuticals                   2,007(b)                  57,079
Wyeth                                    3,856                    187,672
Total                                                           5,931,049

REAL ESTATE INVESTMENT TRUST (0.5%)
Apartment Investment &
 Management Cl A                         4,072                    181,978
Equity Office Properties Trust          10,936                    353,232
HomeBanc                                 7,216                     59,388
Total                                                             594,598

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Credence Systems                         7,831(b)                  55,522
Cypress Semiconductor                   18,508(b)                 317,597
Freescale
 Semiconductor Cl A                     10,806(b)                 341,686
Freescale
 Semiconductor Cl B                      2,855(b)                  90,418
Infineon Technologies ADR               11,884(b,c)               145,222
Integrated Device Technology            16,591(b)                 252,515
Intel                                   18,679                    373,206
Texas Instruments                        7,339                    254,737
Total                                                           1,830,903


See accompanying notes to investments in securities.

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2 - RIVERSOURCE LARGE CAP VALUE FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                                  SHARES                   VALUE(a)

SOFTWARE (2.1%)
Cadence Design Systems                  28,956(b)                $548,137
Compuware                               29,414(b)                 225,900
Microsoft                               38,163                    921,636
Oracle                                  34,728(b)                 506,682
Symantec                                 3,017(b)                  49,418
TIBCO Software                          22,694(b)                 195,622
Total                                                           2,447,395

SPECIALTY RETAIL (0.4%)
Abercrombie & Fitch Cl A                   991                     60,183
Home Depot                               6,576                    262,580
Urban Outfitters                         5,088(b)                 118,042
Total                                                             440,805

COMMON STOCKS (CONTINUED)

ISSUER                                  SHARES                   VALUE(a)

THRIFTS & MORTGAGE FINANCE (3.7%)
Countrywide Financial                   37,626                 $1,529,873
Fannie Mae                              31,497                  1,593,749
Freddie Mac                             15,405                    940,629
Washington Mutual                        5,766                    259,816
Total                                                           4,324,067

TOBACCO (2.2%)
Altria Group                            35,217                  2,576,476

WIRELESS TELECOMMUNICATION SERVICES (1.0%)
ALLTEL                                  11,357                    731,050
Vodafone Group ADR                      19,210(c)                 455,277
Total                                                           1,186,327

TOTAL COMMON STOCKS
(Cost: $102,895,504)                                         $115,056,921

SHORT-TERM SECURITIES (1.2%)

ISSUER                     EFFECTIVE          AMOUNT             VALUE(a)
                           YIELD            PAYABLE AT
                                             MATURITY

COMMERCIAL PAPER
Park Granada LLC
   05-01-06                4.88%            $1,400,000(d)    $  1,399,431

TOTAL SHORT-TERM SECURITIES
(Cost: $1,399,620)                                           $  1,399,431

TOTAL INVESTMENTS IN SECURITIES
(Cost: $104,295,124)(e)                                      $116,456,352


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2006, the value of foreign securities represented 5.9% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $1,399,431 or 1.2% of net assets.

(e) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $104,295,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                $ 14,073,000
      Unrealized depreciation                                  (1,912,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                            $ 12,161,000
      -----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and
Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------

3 - RIVERSOURCE LARGE CAP VALUE FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006


                                                              S-6246-80 E (6/06)

ITEM 2.  CONTROL AND PROCEDURES.

(A) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(B) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         RIVERSOURCE LARGE CAP SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 28, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          June 28, 2006